Investments in Associates and Joint Ventures - Analysis of Movement in the Group's Investments in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	£ 2,824	£ 2,528
Exchange differences	3	120	£ 325
Additions	41	10
Additions in associates	0
Share of profit after tax	309	309	221
Dividends	(159)	(223)
Share of tax attributable to shareholders		85
Other	(9)	(5)
Cost less provisions, Ending balance	3,009	2,824	2,528
Moet Hennessy [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	2,726	2,445
Exchange differences	3	117
Additions in associates	0
Share of profit after tax	305	302	217
Dividends	(150)	(218)
Share of tax attributable to shareholders		85
Other	(9)	(5)
Cost less provisions, Ending balance	2,875	2,726	2,445
Others [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	98	83
Exchange differences		3
Additions	41	10
Additions in associates	0
Share of profit after tax	4	7
Dividends	(9)	(5)
Cost less provisions, Ending balance	£ 134	£ 98	£ 83